Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes MDT Series
Entity Central Index Key	0001363526
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000035043
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QAACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 3,147,439,321
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,147,439,321 Number of Investments176 Portfolio Turnover24%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.6%
Materials	1.6%
Real Estate	1.9%
Energy	2.1%
Consumer Staples	4.3%
Industrials	9.5%
Communication Services	9.6%
Health Care	10.7%
Consumer Discretionary	10.9%
Financials	14.1%
Information Technology	31.3%

Material Fund Change [Text Block]
C000035044
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
AssetsNet	$ 3,147,439,321
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,147,439,321 Number of Investments176 Portfolio Turnover24%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.6%
Materials	1.6%
Real Estate	1.9%
Energy	2.1%
Consumer Staples	4.3%
Industrials	9.5%
Communication Services	9.6%
Health Care	10.7%
Consumer Discretionary	10.9%
Financials	14.1%
Information Technology	31.3%

Material Fund Change [Text Block]
C000035045
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QIACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 3,147,439,321
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,147,439,321 Number of Investments176 Portfolio Turnover24%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.6%
Materials	1.6%
Real Estate	1.9%
Energy	2.1%
Consumer Staples	4.3%
Industrials	9.5%
Communication Services	9.6%
Health Care	10.7%
Consumer Discretionary	10.9%
Financials	14.1%
Information Technology	31.3%

Material Fund Change [Text Block]
C000043497
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QKACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 3,147,439,321
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,147,439,321 Number of Investments176 Portfolio Turnover24%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.6%
Materials	1.6%
Real Estate	1.9%
Energy	2.1%
Consumer Staples	4.3%
Industrials	9.5%
Communication Services	9.6%
Health Care	10.7%
Consumer Discretionary	10.9%
Financials	14.1%
Information Technology	31.3%

Material Fund Change [Text Block]
C000035055
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class A Shares
Trading Symbol	QABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$66	1.27%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.27%
AssetsNet	$ 317,258,450
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$317,258,450 Number of Investments514 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.2%
Cash Equivalents	1.5%
Collaterized Mortgage Obligations	1.6%
Asset-Backed Securities	2.6%
Project and Trade Finance Core Fund	3.1%
U.S. Treasuries	7.0%
Mortgage Core Fund	7.3%
International Equity Securities (including International Exchange-Traded Funds)	7.7%
Corporate Bonds	8.0%
Domestic Equity Securities	57.5%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.8%
Materials	2.1%
Energy	2.2%
Real Estate	3.7%
Consumer Staples	4.4%
Communication Services	9.7%
Industrials	10.0%
Health Care	10.6%
Consumer Discretionary	10.6%
Financials	14.0%
Information Technology	30.9%

Material Fund Change [Text Block]
C000035056
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class C Shares
Trading Symbol	QCBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$106	2.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.05%
AssetsNet	$ 317,258,450
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$317,258,450 Number of Investments514 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.2%
Cash Equivalents	1.5%
Collaterized Mortgage Obligations	1.6%
Asset-Backed Securities	2.6%
Project and Trade Finance Core Fund	3.1%
U.S. Treasuries	7.0%
Mortgage Core Fund	7.3%
International Equity Securities (including International Exchange-Traded Funds)	7.7%
Corporate Bonds	8.0%
Domestic Equity Securities	57.5%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.8%
Materials	2.1%
Energy	2.2%
Real Estate	3.7%
Consumer Staples	4.4%
Communication Services	9.7%
Industrials	10.0%
Health Care	10.6%
Consumer Discretionary	10.6%
Financials	14.0%
Information Technology	30.9%

Material Fund Change [Text Block]
C000035057
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Institutional Shares
Trading Symbol	QIBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 317,258,450
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$317,258,450 Number of Investments514 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.2%
Cash Equivalents	1.5%
Collaterized Mortgage Obligations	1.6%
Asset-Backed Securities	2.6%
Project and Trade Finance Core Fund	3.1%
U.S. Treasuries	7.0%
Mortgage Core Fund	7.3%
International Equity Securities (including International Exchange-Traded Funds)	7.7%
Corporate Bonds	8.0%
Domestic Equity Securities	57.5%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.8%
Materials	2.1%
Energy	2.2%
Real Estate	3.7%
Consumer Staples	4.4%
Communication Services	9.7%
Industrials	10.0%
Health Care	10.6%
Consumer Discretionary	10.6%
Financials	14.0%
Information Technology	30.9%

Material Fund Change [Text Block]
C000043498
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class R6 Shares
Trading Symbol	QKBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 317,258,450
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$317,258,450 Number of Investments514 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.2%
Cash Equivalents	1.5%
Collaterized Mortgage Obligations	1.6%
Asset-Backed Securities	2.6%
Project and Trade Finance Core Fund	3.1%
U.S. Treasuries	7.0%
Mortgage Core Fund	7.3%
International Equity Securities (including International Exchange-Traded Funds)	7.7%
Corporate Bonds	8.0%
Domestic Equity Securities	57.5%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.8%
Materials	2.1%
Energy	2.2%
Real Estate	3.7%
Consumer Staples	4.4%
Communication Services	9.7%
Industrials	10.0%
Health Care	10.6%
Consumer Discretionary	10.6%
Financials	14.0%
Information Technology	30.9%

Material Fund Change [Text Block]
C000035049
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QALGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 4,544,374,515
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,544,374,515 Number of Investments98 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.1%
Materials	0.5%
Consumer Staples	2.0%
Industrials	6.0%
Financials	7.1%
Health Care	8.2%
Communication Services	11.5%
Consumer Discretionary	14.0%
Information Technology	47.5%

Material Fund Change [Text Block]
C000035050
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$91	1.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%
AssetsNet	$ 4,544,374,515
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,544,374,515 Number of Investments98 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.1%
Materials	0.5%
Consumer Staples	2.0%
Industrials	6.0%
Financials	7.1%
Health Care	8.2%
Communication Services	11.5%
Consumer Discretionary	14.0%
Information Technology	47.5%

Material Fund Change [Text Block]
C000035051
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 4,544,374,515
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,544,374,515 Number of Investments98 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.1%
Materials	0.5%
Consumer Staples	2.0%
Industrials	6.0%
Financials	7.1%
Health Care	8.2%
Communication Services	11.5%
Consumer Discretionary	14.0%
Information Technology	47.5%

Material Fund Change [Text Block]
C000250224
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QRLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 4,544,374,515
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,544,374,515 Number of Investments98 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.1%
Materials	0.5%
Consumer Staples	2.0%
Industrials	6.0%
Financials	7.1%
Health Care	8.2%
Communication Services	11.5%
Consumer Discretionary	14.0%
Information Technology	47.5%

Material Fund Change [Text Block]
C000035058
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$63	1.14%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%
AssetsNet	$ 1,632,394,279
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,632,394,279 Number of Investments303 Portfolio Turnover37%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.6%
Communication Services	1.8%
Utilities	3.0%
Materials	3.7%
Energy	4.3%
Real Estate	6.3%
Consumer Discretionary	7.3%
Information Technology	14.8%
Financials	18.0%
Health Care	18.3%
Industrials	18.7%

Material Fund Change [Text Block]
C000035059
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$107	1.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.95%
AssetsNet	$ 1,632,394,279
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,632,394,279 Number of Investments303 Portfolio Turnover37%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.6%
Communication Services	1.8%
Utilities	3.0%
Materials	3.7%
Energy	4.3%
Real Estate	6.3%
Consumer Discretionary	7.3%
Information Technology	14.8%
Financials	18.0%
Health Care	18.3%
Industrials	18.7%

Material Fund Change [Text Block]
C000035060
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.89%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,632,394,279
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,632,394,279 Number of Investments303 Portfolio Turnover37%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.6%
Communication Services	1.8%
Utilities	3.0%
Materials	3.7%
Energy	4.3%
Real Estate	6.3%
Consumer Discretionary	7.3%
Information Technology	14.8%
Financials	18.0%
Health Care	18.3%
Industrials	18.7%

Material Fund Change [Text Block]
C000170839
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$48	0.87%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,632,394,279
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,632,394,279 Number of Investments303 Portfolio Turnover37%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.6%
Communication Services	1.8%
Utilities	3.0%
Materials	3.7%
Energy	4.3%
Real Estate	6.3%
Consumer Discretionary	7.3%
Information Technology	14.8%
Financials	18.0%
Health Care	18.3%
Industrials	18.7%

Material Fund Change [Text Block]
C000035061
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
AssetsNet	$ 649,726,435
Holdings Count | Holding	251
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$649,726,435 Number of Investments251 Portfolio Turnover35%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	1.2%
Consumer Staples	1.7%
Energy	2.2%
Materials	2.5%
Real Estate	3.1%
Consumer Discretionary	7.1%
Financials	10.7%
Information Technology	20.0%
Industrials	24.2%
Health Care	25.1%

Material Fund Change [Text Block]
C000035062
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$107	1.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.96%
AssetsNet	$ 649,726,435
Holdings Count | Holding	251
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$649,726,435 Number of Investments251 Portfolio Turnover35%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	1.2%
Consumer Staples	1.7%
Energy	2.2%
Materials	2.5%
Real Estate	3.1%
Consumer Discretionary	7.1%
Financials	10.7%
Information Technology	20.0%
Industrials	24.2%
Health Care	25.1%

Material Fund Change [Text Block]
C000035063
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.89%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%
AssetsNet	$ 649,726,435
Holdings Count | Holding	251
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$649,726,435 Number of Investments251 Portfolio Turnover35%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	1.2%
Consumer Staples	1.7%
Energy	2.2%
Materials	2.5%
Real Estate	3.1%
Consumer Discretionary	7.1%
Financials	10.7%
Information Technology	20.0%
Industrials	24.2%
Health Care	25.1%

Material Fund Change [Text Block]
C000170840
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QLSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
AssetsNet	$ 649,726,435
Holdings Count | Holding	251
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$649,726,435 Number of Investments251 Portfolio Turnover35%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	1.2%
Consumer Staples	1.7%
Energy	2.2%
Materials	2.5%
Real Estate	3.1%
Consumer Discretionary	7.1%
Financials	10.7%
Information Technology	20.0%
Industrials	24.2%
Health Care	25.1%

Material Fund Change [Text Block]